Fees Summary	Feb. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,991,337,500.00
Previously Paid Amount	0.00
Total Fee Amount	1,103,603.72
Total Offset Amount	0.00
Net Fee	1,103,603.72
Narrative - Max Aggregate Offering Price	$ 7,991,337,500.00
Final Prospectus	true